Inv Adv | Spartan Extended Market Index Fund
Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Extended Market Index Fund on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.04%	0.01%
Total annual operating expenses	0.10%	0.07%
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.11%
Total annual operating expenses	0.20%	0.17%
Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
The following supplements similar information under the heading "Principal Investment Risks" in each fund's "Fund Summary" section beginning on pages 3, 6, and 9.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
The following supplements similar information under the heading "Principal Investment Risks" in Spartan Extended Market Index Fund's "Fund Summary" section beginning on pages 3.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Summary" section for Spartan International Index Fund on page 6.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.